Condensed Financial Information of the Company (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheets
Condensed balance sheets

	As of December 31,
	2018	2019
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	6,248	85,908	12,340

Total current assets	6,248	85,908	12,340

Non-current assets
Investments in subsidiaries, the VIE and subsidiaries of the VIE	53,627	242,058	34,769

Total non-current assets	53,627	242,058	34,769

Total assets	59,875	327,966	47,109

LIABILITIES
Current liabilities
Accrued expenses and other liabilities	681	16,392	2,355

Total current liabilities	681	16,392	2,355

Total liabilities	681	16,392	2,355

MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT)/EQUITY
Mezzanine equity:
Series Seed 1 convertible preferred shares (US$0.0001 par value; 7,281,000 and nil shares authorized, issued and outstanding as of December 31, 2018 and 2019, respectively)	10,008	—	—
Series Seed 2 convertible preferred shares (US$0.0001 par value; 7,281,000 and nil shares authorized, issued and outstanding as of December 31, 2018 and 2019, respectively)	9,606	—	—

	As of December 31,
	2018	2019
	RMB	RMB	US$
Series Seed 3 convertible preferred shares (US$0.0001 par value; 1,456,200 and nil shares authorized, issued and outstanding as of December 31, 2018 and 2019, respectively)	2,037	—	—
Series A redeemable convertible preferred shares (US$0.0001 par value; 8,119,032 and nil shares authorized, issued and outstanding as of December 31, 2018 and 2019, respectively)	76,166	—	—
Series B redeemable convertible preferred shares (US$0.0001 par value; 12,152,247 and nil shares authorized, 11,172,291 and nil shares issued and outstanding as of December 31, 2018 and 2019, respectively)	376,359	—	—
Series C redeemable convertible preferred shares, (US$0.0001 par value; 22,552,207 and nil shares authorized, 2,559,181 and nil shares issued and outstanding as of December 31, 2018 and 2019, respectively)	130,565	—	—

Total mezzanine equity	604,741	—	—

Shareholders’ (deficit)/equity:
Class A ordinary shares (US$0.0001 par value; 1,904,577,337 shares authorized; 12,745,071 and 64,034,573 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	8	44	6
Class B ordinary shares (US$0.0001 par value; 45,422,663 shares authorized; 44,046,729 and 45,422,663 shares authorized, issued and outstanding as of December 31, 2018 and 2019, respectively)	27	28	4
Additional paid-in capital	89,160	1,020,691	146,613
Statutory reserves	485	1,035	149
Accumulated other comprehensive income	8,849	10,195	1,464
Accumulated deficit	(644,076)	(720,419)	(103,482)

Total shareholders’ (deficit)/equity	(545,547)	311,574	44,754

Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	59,875	327,966	47,109

Condensed Statements of Comprehensive Loss
Condensed statements of comprehensive loss

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
General and administrative expenses	(897)	(740)	(1,529)	(220)

Total operating expenses	(897)	(740)	(1,529)	(220)

Operating loss	(897)	(740)	(1,529)	(220)

Interest income	10	2	135	19
Share of losses from subsidiaries, the VIE and subsidiaries of the VIE	(86,546)	(78,375)	(47,151)	(6,772)

Net loss	(87,433)	(79,113)	(48,545)	(6,973)

Modification of redeemable convertible preferred shares	—	—	(9,986)	(1,434)
Accretion to redemption value of redeemable convertible preferred shares	—	—	( 1 7,2 62)	( 2 , 480)

Net loss attributable to the Company’s ordinary shareholders	(94,999)	(79,113)	(75,793)	(10,887)

Other comprehensive income
Foreign currency translation adjustments, net of tax of nil	6,494	1,723	1,346	193

Other comprehensive income, net of tax:	6,494	1,723	1,346	193

Comprehensive loss attributable to the Company’s ordinary shareholders	(88,505)	(77,390)	(74,447)	(10,694)

Condensed Statements of Cash Flows
Condensed statements of cash flows

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net cash used in operating activities	(887)	(738)	(1,394)	(200)
Net cash generated from financing activities	34,300	—	300,302	43,136
Net cash used in investing activities	(91,453)	(11,777)	(219,248)	(31,493)

Net (decrease)/increase in cash and cash equivalents	(58,040)	(12,515)	79,660	11,443
Cash and cash equivalents at beginning of the year	76,803	18,763	6,248	897

Cash and cash equivalents at end of the year	18,763	6,248	85,908	12,340